Note 10 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Debt [Table Text Block]
		Borrower(s)	December 31, 2024	June 30, 2025
A.		Term Loans:
	1	Ainsley Maritime Co. and Ambrose Maritime Co.	$109,821	$104,464
	2	Hyde Maritime Co. and Skerrett Maritime Co.	104,596	98,942
	3	Kemp Maritime Co.	52,825	49,975
	4	Achilleas Maritime Corporation et al.	33,492	25,953
	5	Costamare Inc.	27,750	24,250
	6	Benedict et al.	294,762	253,714
	7	Reddick Shipping Co. and Verandi Shipping Co.	21,000	15,000
	8	Quentin Shipping Co. and Sander Shipping Co.	64,250	59,063
	9	Bastian Shipping Co. et al.	199,390	170,820
	10	NML Loan 1	-	-
	11	Kalamata Shipping Corporation et al.	54,000	49,000
	12	Capetanissa Maritime Corporation et al.	18,917	17,167
	13	NML Loan 2	23,250	21,750
	14	NML Loan 3	8,190	7,670
	15	NML Loan 4	11,628	10,638
	16	NML Loan 5	4,942	4,447
	17	NML Loan 6	5,510	5,042
	18	NML Loan 7	9,581	9,056
	19	NML Loan 8	11,196	10,494
	20	NML Loan 9	10,900	9,941
	21	NML Loan 10	21,392	10,282
	22	NML Loan 11	16,485	7,935
	23	NML Loan 12	5,910	5,470
	24	NML Loan 13	5,302	4,820
	25	NML Loan 14	4,385	3,965
	26	NML Loan 15	5,130	4,874
	27	NML Loan 16	-	11,619
	28	NML Loan 17	-	19,236
	29	Sykes Maritime Co.	-	23,108
	30	Beardmore Maritime Co.	-	-
	31	Fairbank Maritime Co.	-	-
		Total Term Loans	$1,124,604	$1,038,695
B.		Other financing arrangements	584,632	559,962
C.		Unsecured Bond Loan	-	-
		Total long-term debt	$1,709,236	$1,598,657
		Less: Deferred financing costs	(11,396)	(9,908)
		Total long-term debt, net	$1,697,840	$1,588,749
		Less: Long-term debt current portion	(290,882)	(285,390)
		Add: Deferred financing costs, current portion	3,522	3,161
		Total long-term debt, non-current, net	$1,410,480	$1,306,520

Schedule of Maturities of Long-Term Debt [Table Text Block]
12-month period ending June 30	Amount
2026	$285,390
2027	325,392
2028	154,823
2029	282,170
2030	109,486
2031 and thereafter	441,396
Total	$1,598,657

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2025	$11,396
Additions	455
Amortization and write-off	(1,943)
Balance, June 30, 2025	$9,908
Less: Current portion of financing costs	(3,161)
Financing costs, non-current portion	$6,747